Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $18,268,840.00.
Narrative - Max Aggregate Offering Price	$ 18,268,840.00
Final Prospectus	true